Equity - Summary of Treasury Shares (Detail) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Beginning balance	265,883	265,883	265,883
Addition	1,852	0	0
Decrease	(194,794)	0	0
Ending balance	72,941	265,883	265,883
Shares held by subsidiaries [member]
Beginning balance	145,883	145,883	145,883
Addition		0	0
Decrease	(72,942)	0	0
Ending balance	72,941	145,883	145,883
Shares reserved for bonds conversion [member]
Beginning balance	120,000	120,000	120,000
Addition		0	0
Decrease	(120,000)	0	0
Ending balance		120,000	120,000
Equity Shares Held by Controlled Trust [member]
Addition	1,852
Decrease	(1,852)